BACKGROUND (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2021	Oct. 31, 2020	Mar. 31, 2020
Debt securities sold				$ 250
Proceeds from equity financing	$ 5,000
Payment for expenses and costs	$ 25
Percentage of issued and outstanding shares of commonstock	54.14%
Intellectual Property [Member]
Description of cancellation of a license agreement	In October 2020, pursuant to the cancellation of a license agreement whereby we previously licensed US Patent 9,593,118, we reacquired the exclusive right to such patent that covers both A2B and dual A2A/A2B antagonists. Accordingly, going forward our major focus will be to: (i) further characterization of the anti-cancer activity of our unique pipeline delivery platform containing A2B and dual A2A/A2B antagonists, leading to selection of a clinical candidate or candidates for an Investigative New Drug or IND enabling studies; and (ii) licensing and/or partnering our delivery platform and the A2B and dual A2A/A2B antagonists for further development.
Cash [Member]
Debt securities sold		$ 500	$ 500